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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000       Houston, Texas   77046

(Address of principal executive offices)               (Zip code)

Philip A. Taylor     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:         (713) 626-1919

Date of fiscal year end:             10/31

Date of reporting period:          01/31/13

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	APG-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–86.20%

Australia–10.32%

BHP Billiton Ltd.	363,260	$14,306,202
Brambles Ltd.	1,868,285	15,836,301
Coca-Cola Amatil Ltd.	523,734	7,560,888
Computershare Ltd.	1,201,104	13,117,566
CSL Ltd.	232,590	13,329,248
WorleyParsons Ltd.	422,955	11,131,081
		75,281,286

China–22.26%

Baidu, Inc. -ADR(a)	134,934	14,613,352
Belle International Holdings Ltd.	3,762,000	8,362,803
China Mobile Ltd.	1,255,500	13,734,640
CNOOC Ltd. -ADR	83,164	17,076,064
Franshion Properties China Ltd.	22,452,000	8,250,793
Golden Eagle Retail Group Ltd.	1,532,000	3,298,914
Industrial & Commercial Bank of China Ltd. -Class H	40,586,000	30,562,220
Lee & Man Paper Manufacturing Ltd.	21,049,000	14,194,789
Minth Group Ltd.	8,934,000	12,095,701
NetEase, Inc. -ADR	171,446	7,958,523
Stella International Holdings Ltd.	6,946,000	19,972,638
Vinda International Holdings Ltd.	2,613,000	3,618,591
Want Want China Holdings Ltd.	4,678,000	6,212,884
Zhongsheng Group Holdings Ltd.	1,655,000	2,475,437
		162,427,349

Hong Kong–5.79%

Cheung Kong (Holdings) Ltd.	890,000	14,597,313
Galaxy Entertainment Group Ltd. (a)	1,583,000	7,133,848
Hongkong Land Holdings Ltd.	762,000	5,966,460
Hutchison Whampoa Ltd.	1,304,000	14,577,817
		42,275,438

Indonesia–8.76%

PT Bank Central Asia Tbk	8,962,500	8,876,039
PT Indocement Tunggal Prakarsa Tbk	2,266,500	5,059,152
PT Perusahaan Gas Negara Persero Tbk	30,460,000	14,614,173
PT Summarecon Agung Tbk	71,202,000	13,810,732
PT Telekomunikasi Indonesia Persero Tbk	21,598,000	21,532,250
		63,892,346

Malaysia–5.77%

Kossan Rubber Industries Berhad (b)	16,035,100	17,243,154
Parkson Holdings Berhad	4,716,277	7,334,069
Public Bank Berhad	3,503,400	17,505,721
		42,082,944

Philippines–12.83%

Ayala Corp.	750,380	10,495,433
Energy Development Corp. (c)	2,918,750	513,195

	Shares	Value

Philippines–(continued)

Energy Development Corp.	58,032,300	$10,203,638
First Gen Corp. (a)	37,312,589	24,269,469
GMA Holdings, Inc. -PDR(a)(c)	1,468,000	360,998
GMA Holdings, Inc. -PDR(a)	46,635,500	11,468,216
Manila Water Co.	6,963,900	6,147,892
Philippine Long Distance Telephone Co.	282,965	19,404,982
SM Investments Corp.	459,625	10,760,187
		93,624,010

Singapore–3.32%

Keppel Corp. Ltd.	1,677,200	15,610,120
United Overseas Bank Ltd.	564,000	8,590,336
		24,200,456

South Korea–5.55%

Hyundai Department Store Co., Ltd.	87,275	12,901,327
Hyundai Mobis	48,461	12,687,407
NHN Corp.	67,457	14,906,794
		40,495,528

Taiwan–2.42%

Taiwan Semiconductor Manufacturing Co. Ltd.	5,139,464	17,627,528

Thailand–8.00%

Kasikornbank PCL	3,722,100	24,961,712
Major Cineplex Group PCL	11,608,600	7,816,846
Siam Commercial Bank PCL	2,975,600	17,843,632
Thai Stanley Electric PCL	960,700	7,724,221
		58,346,411

United States–1.18%

Avago Technologies Ltd.	240,182	8,591,310
Total Common Stocks & Other Equity Interests (Cost $395,350,483)		628,844,606

Money Market Funds–12.53%

Liquid Assets Portfolio –Institutional Class (d)	45,682,274	45,682,274
Premier Portfolio –Institutional Class (d)	45,682,273	45,682,273
Total Money Market Funds (Cost $91,364,547)		91,364,547
TOTAL INVESTMENTS–98.73% (Cost $486,715,030)		720,209,153
OTHER ASSETS LESS LIABILITIES–1.27%		9,282,062
NET ASSETS–100.00%		$729,491,215

Investment Abbreviations:

ADR	—American Depositary Receipt
PDR	—Philippine Deposit Receipt

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of January 31, 2013 represented 2.36% of the Fund’s Net Assets. See Note 3.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2013 was $874,193, which represented less than 1% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Asia Pacific Growth Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

Invesco Asia Pacific Growth Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2013, there were transfers from Level 1 to Level 2 of $76,169,377 and from Level 2 to Level 1 of $159,520,136, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$45,138,783	$30,142,503	$--	$75,281,286
China	148,692,709	13,734,640	--	162,427,349
Hong Kong	42,275,438	--	--	42,275,438
Indonesia	42,360,096	21,532,250	--	63,892,346
Malaysia	42,082,944	--	--	42,082,944
Philippines	63,723,595	29,900,415	--	93,624,010
Singapore	8,590,336	15,610,120	--	24,200,456
South Korea	12,687,407	27,808,121	--	40,495,528
Taiwan	--	17,627,528	--	17,627,528
Thailand	--	58,346,411	--	58,346,411
United States	99,955,857	--	--	99,955,857
Total Investments	$505,507,165	$214,701,988	$--	$720,209,153

Invesco Asia Pacific Growth Fund

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended January 31, 2013.

	Value 10/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 01/31/13	Dividend Income
Kossan Rubber Industries Berhad	$15,647,413	$419,448	$--	$1,176,293	$--	$17,243,154	$263,622

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $45,871,403 and $17,306,287, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$232,845,379
Aggregate unrealized (depreciation) of investment securities	(299,459)
Net unrealized appreciation of investment securities	$232,545,920
Cost of investments for tax purposes is $487,663,233.

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	EGR-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–87.56%

Austria–0.78%

Andritz AG	111,579	$7,347,629

Belgium–3.27%

Anheuser-Busch InBev N.V.	250,145	22,117,951
S.A. D’Ieteren N.V.	193,095	8,545,218
		30,663,169

Denmark–1.00%

Novo Nordisk A.S. -Class B	50,768	9,356,212

France–4.41%

Faurecia	292,393	5,157,556
Publicis Groupe S.A.	216,492	14,144,572
SA des Ciments Vicat (Vicat)	175,394	11,178,392
Schneider Electric S.A.	142,965	10,890,815
		41,371,335

Germany–7.73%

Brenntag AG	40,878	5,825,589
Deutsche Boerse AG	207,615	13,660,453
Fresenius Medical Care AG & Co. KGaA	141,770	9,997,018
MorphoSys AG (a)	167,944	7,115,196
SAP AG	262,859	21,537,533
Volkswagen AG -Preference Shares	58,044	14,356,689
		72,492,478

Greece–0.60%

Jumbo S.A. (a)	646,069	5,614,701

Ireland–3.30%

DCC PLC	494,412	16,179,825
Paddy Power PLC	126,434	10,489,937
Shire PLC	129,071	4,325,451
		30,995,213

Israel–0.89%

Israel Chemicals Ltd.	630,319	8,350,779

Italy–0.40%

Ansaldo STS S.p.A.	364,856	3,757,897

Netherlands–1.75%

Aalberts Industries N.V.	208,593	4,693,000
Unilever N.V.	289,429	11,711,866
		16,404,866

	Shares	Value

Norway–4.36%

Prosafe S.E.	2,304,988	$21,906,736
TGS Nopec Geophysical Co. A.S.A.	509,174	19,016,421
		40,923,157

Russia–0.60%

Gazprom OAO -ADR	595,285	5,616,366

Spain–0.92%

Construcciones y Auxiliar de Ferrocarriles S.A.	17,177	8,604,463

Sweden–6.54%

Intrum Justitia AB	810,101	13,125,132
Investment AB Kinnevik -Class B	447,986	10,336,554
Investor AB -Class B	385,306	10,945,883
Swedbank AB -Class A	485,173	11,420,180
Telefonaktiebolaget LM Ericsson -Class B	651,005	7,567,036
Volvo AB -Class B	538,379	7,969,022
		61,363,807

Switzerland–13.91%

ABB Ltd.	450,012	9,624,132
Aryzta AG	449,957	25,291,539
Dufry AG (a)	132,312	18,072,947
Julius Baer Group Ltd.	231,977	9,495,762
Kuoni Reisen Holding AG (a)	22,669	6,881,661
Nestle S.A.	204,581	14,365,633
Novartis AG	148,122	10,081,020
Roche Holding AG	72,024	15,903,084
Syngenta AG	33,130	14,281,049
Tecan Group AG (a)	69,005	6,536,518
		130,533,345

Turkey–3.61%

Haci Omer Sabanci Holding A.S.	3,826,299	22,082,751
Tupras-Turkiye Petrol Rafinerileri A.S.	427,216	11,781,416
		33,864,167

United Arab Emirates–1.49%

Dragon Oil PLC	1,554,848	14,006,817

United Kingdom–32.00%

Amlin PLC	2,260,983	13,755,585
Balfour Beatty PLC	2,383,493	10,028,923
BG Group PLC	710,158	12,614,679
British American Tobacco PLC	367,188	19,096,573

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

	Shares	Value

United Kingdom–(continued)

British Sky Broadcasting Group PLC	531,643	$6,884,951
Bunzl PLC	614,939	11,040,669
Catlin Group Ltd.	988,712	8,184,992
Centrica PLC	1,627,987	9,042,120
Chemring Group PLC	1,447,825	6,512,166
Compass Group PLC	1,911,736	23,164,582
Homeserve PLC	2,134,883	7,855,345
IG Group Holdings PLC	2,126,224	15,039,973
Imperial Tobacco Group PLC	435,860	16,196,774
Informa PLC	2,591,598	19,688,214
Kingfisher PLC	2,008,908	8,592,987
Lancashire Holdings Ltd.	697,863	9,064,780
Micro Focus International PLC	1,169,441	11,323,147
Next PLC	146,309	9,409,066
Reed Elsevier PLC	1,741,689	18,977,130
Royal Dutch Shell PLC -Class B	360,177	13,110,618
Smiths Group PLC	491,182	9,558,510
UBM PLC	603,966	7,203,333
Ultra Electronics Holdings PLC	504,333	13,157,897
William Hill PLC	1,439,895	8,761,827
WPP PLC	760,802	11,946,648
		300,211,489
Total Common Stocks & Other Equity Interests (Cost $575,733,936)		821,477,890

	Shares	Value

Money Market Funds–11.91%

Liquid Assets Portfolio –Institutional Class (b)	55,881,193	$55,881,193
Premier Portfolio –Institutional Class (b)	55,881,193	55,881,193
Total Money Market Funds (Cost $111,762,386)		111,762,386
TOTAL INVESTMENTS–99.47% (Cost $687,496,322)		933,240,276
OTHER ASSETS LESS LIABILITIES–0.53%		5,015,727
NET ASSETS–100.00%		$938,256,003

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco European Growth Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to

Invesco European Growth Fund

E.	Foreign Currency Contracts – (continued)

acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco European Growth Fund

NOTE 2 -- Additional Valuation Information – (continued)

During the three months ended January 31, 2013, there were transfers from Level 1 to Level 2 of $11,420,179 and from Level 2 to Level 1 of $300,740,726, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Austria	$7,347,629	$--	$--	$7,347,629
Belgium	8,545,218	22,117,951	--	30,663,169
Denmark	--	9,356,212	--	9,356,212
France	27,226,763	14,144,572	--	41,371,335
Germany	72,492,478	--	--	72,492,478
Greece	5,614,701	--	--	5,614,701
Ireland	30,995,213	--	--	30,995,213
Israel	8,350,779	--	--	8,350,779
Italy	3,757,897	--	--	3,757,897
Netherlands	11,711,866	4,693,000	--	16,404,866
Norway	19,016,421	21,906,736	--	40,923,157
Russia	--	5,616,366	--	5,616,366
Spain	8,604,463	--	--	8,604,463
Sweden	32,040,037	29,323,770	--	61,363,807
Switzerland	80,644,060	49,889,285	--	130,533,345
Turkey	33,864,167	--	--	33,864,167
United Arab Emirates	14,006,817	--	--	14,006,817
United Kingdom	195,579,371	104,632,118	--	300,211,489
United States	111,762,386	--	--	111,762,386
	$671,560,266	$261,680,010	$--	$933,240,276

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $24,363,881 and $32,802,449, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$268,591,391
Aggregate unrealized (depreciation) of investment securities	(23,692,102)
Net unrealized appreciation of investment securities	$244,899,289
Cost of investments for tax purposes is $688,340,987.

Invesco European Growth Fund

Invesco Global Growth Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	GLG-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.02%

Australia–3.75%

BHP Billiton Ltd.	87,049	$3,428,235
Brambles Ltd.	500,295	4,240,692
CSL Ltd.	20,177	1,156,302
WorleyParsons Ltd.	124,352	3,272,623
		12,097,852

Belgium–1.97%

Anheuser-Busch InBev N.V.	71,893	6,356,816

Brazil–2.18%

Banco Bradesco S.A. -ADR	267,162	4,910,438
Cielo S.A.	74,960	2,119,883
		7,030,321

Canada–3.18%

CGI Group Inc. -Class A (a)	117,672	3,157,428
Potash Corp. of Saskatchewan Inc.	68,738	2,920,314
Suncor Energy, Inc.	123,090	4,184,048
		10,261,790

China–5.30%

Baidu, Inc. -ADR(a)	50,943	5,517,127
China Mobile Ltd.	227,500	2,488,754
CNOOC Ltd.	1,080,000	2,220,900
Industrial & Commercial Bank of China Ltd. -Class H	5,647,000	4,252,325
NetEase, Inc. -ADR	55,815	2,590,932
		17,070,038

Denmark–0.83%

Novo Nordisk A.S. -Class B	14,455	2,663,963

France–2.81%

L’Oreal S.A.	16,449	2,443,569
Publicis Groupe S.A.	38,306	2,502,734
Schneider Electric S.A.	53,732	4,093,207
		9,039,510

Germany–6.91%

Adidas AG	62,394	5,799,413
Deutsche Boerse AG	42,936	2,825,062
Fresenius Medical Care AG & Co. KGaA	35,377	2,494,636
SAP AG	84,366	6,912,586
Volkswagen AG -Preference Shares	17,173	4,247,595
		22,279,292

Hong Kong–1.93%

Galaxy Entertainment Group Ltd. (a)	847,000	3,817,037
Hutchison Whampoa Ltd.	215,000	2,403,551
		6,220,588

	Shares	Value

Israel–2.98%

Check Point Software Technologies Ltd. (a)	77,979	$3,898,950
Teva Pharmaceutical Industries Ltd. -ADR	150,084	5,701,691
		9,600,641

Japan–3.31%

Fanuc Corp.	14,300	2,228,023
Keyence Corp.	16,400	4,549,180
Komatsu Ltd.	67,000	1,783,786
Toyota Motor Corp.	44,300	2,114,252
		10,675,241

Mexico–2.60%

America Movil S.A.B. de C.V. -ADR	119,036	2,994,946
Grupo Televisa S.A.B. -ADR	192,398	5,389,068
		8,384,014

Netherlands–1.53%

Unilever N.V.	121,607	4,920,878

Russia–0.50%

Gazprom OAO -ADR	171,740	1,620,324

Singapore–0.62%

United Overseas Bank Ltd.	132,000	2,010,504

South Korea–2.13%

Hyundai Mobis	18,412	4,820,382
NHN Corp.	9,299	2,054,913
		6,875,295

Spain–1.41%

Amadeus IT Holding S.A. -Class A	181,225	4,531,948

Sweden–3.92%

Investment AB Kinnevik -Class B	125,785	2,902,286
Swedbank AB -Class A	144,796	3,408,261
Telefonaktiebolaget LM Ericsson -Class B	296,956	3,451,704
Volvo AB -Class B	195,096	2,887,788
		12,650,039

Switzerland–6.94%

ABB Ltd.	171,752	3,673,156
Julius Baer Group Ltd.	74,421	3,046,354
Nestle S.A.	36,457	2,560,003
Novartis AG	51,671	3,516,671
Roche Holding AG	21,768	4,806,430
Syngenta AG	11,089	4,780,035
		22,382,649

Taiwan–0.83%

Taiwan Semiconductor Manufacturing Co. Ltd.	778,428	2,669,882

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

	Shares	Value

United Kingdom–14.37%

BG Group PLC	232,123	$4,123,247
British American Tobacco PLC	62,546	3,252,868
British Sky Broadcasting Group PLC	140,655	1,821,529
Centrica PLC	406,768	2,259,259
Compass Group PLC	428,114	5,187,475
Imperial Tobacco Group PLC	151,384	5,625,505
Kingfisher PLC	723,950	3,096,654
Next PLC	51,794	3,330,849
Reed Elsevier PLC	560,655	6,108,796
Royal Dutch Shell PLC -Class B	109,595	3,989,311
Smith & Nephew PLC	226,072	2,603,343
WPP PLC	313,621	4,924,697
		46,323,533

United States–27.02%

Accenture PLC -Class A	51,247	3,684,147
Amphenol Corp. -Class A	29,694	2,006,424
Apple Inc.	13,357	6,081,576
Avago Technologies Ltd.	92,999	3,326,574
Broadcom Corp. -Class A	30,086	976,291
Cameron International Corp. (a)	58,143	3,681,033
Cardinal Health, Inc.	55,773	2,443,415
Celgene Corp. (a)	34,764	3,440,245
Chubb Corp. (The)	23,866	1,916,678
Cisco Systems, Inc.	209,219	4,303,635
Comcast Corp. -Class A	95,260	3,627,501
DIRECTV (a)	74,248	3,797,043
EMC Corp. (a)	178,499	4,392,860
Express Scripts Holding Co. (a)	44,063	2,353,845
First Republic Bank	78,187	2,790,494
Gilead Sciences, Inc. (a)	104,362	4,117,081
Google Inc. -Class A (a)	7,224	5,459,105
Home Depot, Inc. (The)	29,526	1,975,880
Ingersoll-Rand PLC	69,614	3,577,464
Joy Global Inc.	33,676	2,127,313
JPMorgan Chase & Co.	42,967	2,021,597
Macy’s, Inc.	68,512	2,706,909
Microsoft Corp.	176,258	4,841,807
Mosaic Co. (The)	28,398	1,739,378
Occidental Petroleum Corp.	37,075	3,272,610
QUALCOMM, Inc.	49,973	3,299,717
Scripps Networks Interactive -Class A	51,066	3,154,347
		87,114,969
Total Common Stocks & Other Equity Interests (Cost $244,413,727)		312,780,087

Money Market Funds–2.71%

Liquid Assets Portfolio –Institutional Class (b)	4,368,413	4,368,413
Premier Portfolio –Institutional Class (b)	4,368,412	4,368,412
Total Money Market Funds (Cost $8,736,825)		8,736,825
TOTAL INVESTMENTS–99.73% (Cost $253,150,552)		321,516,912
OTHER ASSETS LESS LIABILITIES–0.27%		871,596
NET ASSETS–100.00%		$322,388,508

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Global Growth Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

Invesco Global Growth Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2013, there were transfers from Level 1 to Level 2 of $10,621,810 and from Level 2 to Level 1 of $63,870,528, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$4,428,925	$7,668,927	$--	$12,097,852
Belgium	--	6,356,816	--	6,356,816
Brazil	7,030,321	--	--	7,030,321
Canada	10,261,790	--	--	10,261,790
China	12,360,384	4,709,654	--	17,070,038
Denmark	--	2,663,963	--	2,663,963
France	6,536,776	2,502,734	--	9,039,510
Germany	22,279,292	--	--	22,279,292
Hong Kong	6,220,588	--	--	6,220,588
Israel	9,600,641	--	--	9,600,641
Japan	10,675,241	--	--	10,675,241
Mexico	8,384,014	--	--	8,384,014
Netherlands	4,920,878	--	--	4,920,878
Russia	--	1,620,324	--	1,620,324
Singapore	2,010,504	--	--	2,010,504
South Korea	4,820,382	2,054,913	--	6,875,295
Spain	--	4,531,948	--	4,531,948
Sweden	2,887,788	9,762,251	--	12,650,039
Switzerland	5,606,357	16,776,292	--	22,382,649
Taiwan	--	2,669,882	--	2,669,882
United Kingdom	20,775,431	25,548,102	--	46,323,533
United States	95,851,794	--	--	95,851,794
Total Investments	$234,651,106	$86,865,806	$--	$321,516,912

Invesco Global Growth Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $11,371,253 and $25,845,476, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$71,336,431
Aggregate unrealized (depreciation) of investment securities	(3,011,397)
Net unrealized appreciation of investment securities	$68,325,034
Cost of investments for tax purposes is $253,191,878.

Invesco Global Growth Fund

Invesco Global Opportunities Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	GLOPP-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.92%

China–2.84%

Baidu, Inc. -ADR(a)	571	$61,839
Daphne International Holdings Ltd.	100,000	128,814
		190,653

Finland–1.73%

UPM-Kymmene Oyj	9,522	116,123

France–3.62%

Cap Gemini S.A.	1,887	91,097
Safran S.A.	3,318	152,354
		243,451

Germany–2.37%

Daimler AG	2,737	159,348

Hong Kong–5.21%

Hutchison Whampoa Ltd.	18,000	201,228
Jardine Matheson Holdings Ltd.	1,600	103,696
YGM Trading Ltd.	17,000	44,936
		349,860

Japan–7.72%

Mitsubishi Estate Co. Ltd.	4,000	96,829
Sumitomo Mitsui Financial Group, Inc.	4,200	168,533
Tokyo Electron Ltd.	2,900	124,295
Toyota Motor Corp.	2,700	128,859
		518,516

Panama–0.77%

Copa Holdings S.A. -Class A	473	51,841

Russia–2.12%

LUKOIL -ADR	2,102	142,062

South Korea–4.46%

Samsung Electronics Co., Ltd.	146	194,204
Shinhan Financial Group Co., Ltd.	2,810	105,705
		299,909

Spain–3.07%

Indra Sistemas, S.A.	4,883	63,846
Obrascon Huarte Lain, S.A.	4,696	142,519
		206,365

Switzerland–11.63%

Novartis AG	5,099	347,032
Roche Holding AG	1,290	284,835
UBS AG (a)	8,647	149,301
		781,168

	Shares	Value

Taiwan–1.59%

Hon Hai Precision Industry Co., Ltd. REGS -GDR(b)	18,650	$106,864

United Kingdom–22.60%

BAE Systems PLC	31,369	168,740
BG Group PLC	8,674	154,078
BT Group PLC	26,436	104,388
HSBC Holdings PLC	23,600	268,701
Imperial Tobacco Group PLC	2,346	87,179
International Consolidated Airlines Group S.A. (a)	20,960	71,040
Rentokil Initial PLC	117,220	165,926
Resolution Ltd.	38,997	162,121
Thomas Cook Group PLC (a)	191,475	203,644
WPP PLC	8,442	132,562
		1,518,379

United States–30.19%

Apache Corp.	1,469	123,043
Chevron Corp.	888	102,253
Citigroup Inc.	3,659	154,264
EMC Corp. (a)	3,162	77,817
Emerson Electric Co.	2,295	131,389
Google Inc. -Class A (a)	188	142,070
Johnson & Johnson	2,573	190,196
Laboratory Corp. of America Holdings (a)	1,676	150,002
Microsoft Corp.	6,898	189,488
Philip Morris International Inc.	1,306	115,137
Priceline.com Inc. (a)	124	84,998
Stanley Black & Decker Inc.	1,746	134,145
Time Warner Inc.	2,258	114,074
United Technologies Corp.	1,978	173,214
Viacom Inc. -Class B	2,414	145,685
		2,027,775
TOTAL INVESTMENTS–99.92% (Cost $6,138,779)		6,712,314
OTHER ASSETS LESS LIABILITIES–0.08%		5,530
NET ASSETS–100.00%		$6,717,844

Investment Abbreviations:

ADR	—American Depositary Receipt

GDR	—Global Depositary Receipt

REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2013 represented 1.59% of the Fund’s Net Assets.

See accompanying notes which are an integral part of this schedule.

Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Global Opportunities Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

Invesco Global Opportunities Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2013, there were transfers from Level 1 to Level 2 of $481,888 and from Level 2 to Level 1 of $1,383,151, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
China	$190,653	$--	$--	$190,653
Finland	--	116,123	--	116,123
France	152,354	91,097	--	243,451
Germany	159,348	--	--	159,348
Hong Kong	349,860	--	--	349,860
Japan	518,516	--	--	518,516
Panama	51,841	--	--	51,841
Russia	--	142,062	--	142,062
South Korea	299,909	--	--	299,909
Spain	206,365	--	--	206,365
Switzerland	--	781,168	--	781,168
Taiwan	106,864	--	--	106,864
United Kingdom	659,745	858,634	--	1,518,379
United States	2,027,775	--	--	2,027,775
	$4,723,230	$1,989,084	$--	$6,712,314

Invesco Global Opportunities Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $3,740,104 and $736,470, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$608,594
Aggregate unrealized (depreciation) of investment securities	(35,059)
Net unrealized appreciation of investment securities	$573,535
Cost of investments is the same for tax and financial reporting purposes.

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	GSMG-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.73%

Australia–1.49%

Computershare Ltd.	779,807	$8,516,473

Belgium–0.67%

S.A. D’Ieteren N.V.	86,244	3,816,639

Brazil–4.71%

CETIP S.A. - Mercados Organizados	436,300	5,487,981
Cielo S.A.	394,355	11,152,435
Duratex S.A.	1,484,540	10,316,864
		26,957,280

Canada–9.97%

Celtic Exploration Ltd. (a)	299,763	7,986,266
Fairfax Financial Holdings Ltd.	20,671	7,420,253
MacDonald, Dettwiler and Associates Ltd.	77,012	4,843,269
Onex Corp.	302,723	13,191,960
Open Text Corp. (a)	102,645	5,988,054
Paramount Resources Ltd. -Class A (a)	296,410	9,629,684
Precision Drilling Corp.	870,962	7,982,144
		57,041,630

China–2.40%

Lee & Man Paper Manufacturing Ltd.	12,159,000	8,199,651
NetEase, Inc. -ADR	119,491	5,546,772
		13,746,423

France–0.66%

Faurecia	213,682	3,769,163

Germany–3.05%

Brenntag AG	29,717	4,235,017
Deutsche Boerse AG	131,408	8,646,258
MorphoSys AG (a)	107,972	4,574,394
		17,455,669

Hong Kong–0.68%

Hongkong Land Holdings Ltd.	497,000	3,891,510

Indonesia–1.11%

PT Perusahaan Gas Negara Persero Tbk	13,276,500	6,369,831

Ireland–2.82%

DCC PLC	366,961	12,008,942
Shire PLC	123,205	4,128,868
		16,137,810

Israel–1.03%

Israel Chemicals Ltd.	446,257	5,912,234

Japan–2.47%

EXEDY Corp.	339,300	7,404,798

	Shares	Value

Japan–(continued)

THK Co., Ltd.	387,200	$6,722,869
		14,127,667

Mexico–0.99%

America Movil S.A.B. de C.V. -Series L -ADR	225,506	5,673,731

Netherlands–0.07%

NXP Semiconductors N.V. (a)	12,812	384,232

Philippines–4.60%

Ayala Corp.	1,244,539	17,407,148
Energy Development Corp. (b)	6,577,500	1,156,501
Energy Development Corp.	44,094,600	7,753,016
		26,316,665

South Africa–2.93%

AngloGold Ashanti Ltd. -ADR	87,789	2,459,848
Naspers Ltd. -Class N	221,481	14,311,744
		16,771,592

South Korea–1.68%

NHN Corp.	43,388	9,587,974

Sweden–1.19%

Investment AB Kinnevik -Class B	294,904	6,804,434

Switzerland–2.86%

Aryzta AG	217,713	12,237,384
Tecan Group AG (a)	43,662	4,135,895
		16,373,279

Tanzania–0.84%

African Barrick Gold PLC	845,685	4,772,190

Thailand–2.41%

Siam Commercial Bank PCL	2,302,100	13,804,888

Turkey–3.54%

Haci Omer Sabanci Holding A.S.	1,770,697	10,219,238
Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	10,028,031
		20,247,269

United Arab Emirates–1.33%

Dragon Oil PLC	847,085	7,630,948

United Kingdom–16.24%

Bunzl PLC	355,093	6,375,371
Chemring Group PLC	955,565	4,298,032
Compass Group PLC	611,853	7,413,847
Homeserve PLC	1,650,642	6,073,570
IG Group Holdings PLC	1,623,859	11,486,464
Informa PLC	1,662,227	12,627,839
Lancashire Holdings Ltd.	637,330	8,278,496
Micro Focus International PLC	1,005,286	9,733,712
Smiths Group PLC	396,534	7,716,639

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United Kingdom–(continued)

UBM PLC	424,848	$5,067,043
Ultra Electronics Holdings PLC	266,074	6,941,791
William Hill PLC	1,137,590	6,922,287
		92,935,091

United States–27.99%

Affiliated Managers Group, Inc. (a)	32,498	4,677,437
Akamai Technologies, Inc. (a)	63,324	2,577,920
Albemarle Corp.	46,556	2,854,348
Alliance Data Systems Corp. (a)	12,619	1,988,754
AMETEK, Inc.	97,106	3,980,375
Amphenol Corp. -Class A	61,518	4,156,771
Autodesk, Inc. (a)	43,519	1,692,019
Avago Technologies Ltd.	73,891	2,643,081
B/E Aerospace, Inc. (a)	66,986	3,449,109
BioMarin Pharmaceutical Inc. (a)	59,136	3,245,975
Cameron International Corp. (a)	41,095	2,601,724
Church & Dwight Co., Inc.	34,987	2,021,899
Cinemark Holdings, Inc.	168,530	4,742,434
Citrix Systems, Inc. (a)	40,350	2,952,006
Cognizant Technology Solutions Corp. -Class A (a)	33,200	2,595,576
Cummins Inc.	17,283	1,984,607
DaVita HealthCare Partners Inc. (a)	17,943	2,070,802
Dick’s Sporting Goods, Inc.	88,627	4,217,759
Discover Financial Services	65,493	2,514,276
EQT Corp.	33,267	1,976,392
F5 Networks, Inc. (a)	16,358	1,715,627
Fastenal Co.	80,039	3,976,338
GNC Holdings, Inc. -Class A	53,505	1,922,970
HMS Holdings Corp. (a)	68,690	1,872,489
Intuitive Surgical, Inc. (a)	3,610	2,073,512
Joy Global Inc.	44,167	2,790,029
Kansas City Southern	24,316	2,264,063
Lennox International Inc.	31,237	1,796,440
LyondellBasell Industries N.V. -Class A	26,795	1,699,339
MasTec Inc. (a)	106,141	3,003,790
Medivation Inc. (a)	78,270	4,254,757
Michael Kors Holdings Ltd. (a)	66,219	3,716,873
O’Reilly Automotive, Inc. (a)	26,564	2,461,155
Onyx Pharmaceuticals, Inc. (a)	40,215	3,117,467
Palo Alto Networks, Inc. (a)	33,364	1,847,031
Pioneer Natural Resources Co.	34,168	4,016,107
PPG Industries, Inc.	37,883	5,222,929
Ralph Lauren Corp.	19,388	3,227,714
Red Hat, Inc. (a)	32,649	1,813,978
Salesforce.com, Inc. (a)	9,297	1,600,293
Starwood Hotels & Resorts Worldwide, Inc.	25,538	1,568,289
Superior Energy Services, Inc. (a)	64,714	1,615,909
Teradata Corp. (a)	28,306	1,886,878
Tesla Motors, Inc. (a)	130,907	4,910,322
Tractor Supply Co.	16,982	1,760,524
Triumph Group, Inc.	60,903	4,285,744

	Shares	Value

United States–(continued)

Ulta Salon, Cosmetics & Fragrance, Inc.	59,387	$5,809,236
Under Armour, Inc. -Class A (a)	83,972	4,271,656
Universal Health Services, Inc. -Class B	112,496	6,371,773
Urban Outfitters, Inc. (a)	81,955	3,506,854
Waste Connections, Inc.	94,585	3,406,952
Whole Foods Market, Inc.	45,829	4,411,041
Wynn Resorts Ltd.	24,303	3,043,222
		160,184,565
Total Common Stocks & Other Equity Interests (Cost $400,478,477)		559,229,187

Money Market Funds–2.39%

Liquid Assets Portfolio –Institutional Class (c)	6,854,784	6,854,784
Premier Portfolio –Institutional Class (c)	6,854,784	6,854,784
Total Money Market Funds (Cost $13,709,568)		13,709,568
TOTAL INVESTMENTS–100.12% (Cost $414,188,045)		572,938,755
OTHER ASSETS LESS LIABILITIES–(0.12)%		(709,224)
NET ASSETS–100.00%		$572,229,531

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2013 represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Global Small & Mid Cap Growth Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

Invesco Global Small & Mid Cap Growth Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Small & Mid Cap Growth Fund

NOTE 2 -- Additional Valuation Information—(continued)

During the three months ended January 31, 2013, there were transfers from Level 1 to Level 2 of $41,306,866 and from Level 2 to Level 1 of $104,902,678, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$8,516,473	$--	$--	$8,516,473
Belgium	3,816,639	--	--	3,816,639
Brazil	26,957,280	--	--	26,957,280
Canada	57,041,630	--	--	57,041,630
China	13,746,423	--	--	13,746,423
France	3,769,163	--	--	3,769,163
Germany	17,455,669	--	--	17,455,669
Hong Kong	3,891,510	--	--	3,891,510
Indonesia	6,369,831	--	--	6,369,831
Ireland	16,137,810	--	--	16,137,810
Israel	5,912,234	--	--	5,912,234
Japan	14,127,667	--	--	14,127,667
Mexico	5,673,731	--	--	5,673,731
Netherlands	384,232	--	--	384,232
Philippines	8,909,517	17,407,148	--	26,316,665
South Africa	2,459,848	14,311,744	--	16,771,592
South Korea	--	9,587,974	--	9,587,974
Sweden	--	6,804,434	--	6,804,434
Switzerland	16,373,279	--	--	16,373,279
Tanzania	4,772,190	--	--	4,772,190
Thailand	--	13,804,888	--	13,804,888
Turkey	20,247,269	--	--	20,247,269
United Arab Emirates	7,630,948	--	--	7,630,948
United Kingdom	79,637,433	13,297,658	--	92,935,091
United States	173,894,133	--	--	173,894,133
Total Investments	$497,724,909	$75,213,846	$--	$572,938,755

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $33,781,667 and $40,086,506, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$172,291,066
Aggregate unrealized (depreciation) of investment securities	(14,384,516)
Net unrealized appreciation of investment securities	$157,906,550
Cost of investments for tax purposes is $415,032,205.

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	I-ICE-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.08%

Australia–9.33%

Australia & New Zealand Banking Group Ltd.	87,864	$2,436,082
BHP Billiton Ltd.	87,735	3,455,251
Macquarie Group Ltd.	65,990	2,654,266
Suncorp Group Ltd.	222,096	2,458,815
Telstra Corp. Ltd.	555,584	2,668,737
		13,673,151

Brazil–0.83%

Banco do Brasil S.A.	15,200	186,232
Companhia Paranaense de Energia - Copel -Class B Preference Shares	12,400	202,983
PDG Realty S.A. Empreendimentos e Participacoes	61,700	97,902
Petroleo Brasileiro S.A. -ADR	14,558	266,120
Telefonica Brasil S.A. -Preference Shares	7,900	199,493
Vale S.A. -ADR	13,296	268,180
		1,220,910

Canada–3.20%

Barrick Gold Corp.	47,132	1,500,965
Suncor Energy, Inc.	54,186	1,841,878
Toronto-Dominion Bank (The)	16,054	1,340,758
		4,683,601

China–1.20%

China Agri-Industries Holdings Ltd.	251,000	153,084
China Communications Construction Co. Ltd. -Class H	212,000	215,133
China Construction Bank Corp. -Class H	344,000	297,149
China Minsheng Banking Corp., Ltd. -Class H	167,000	239,882
China Mobile Ltd.	39,500	432,113
CNOOC Ltd.	139,800	287,483
KWG Property Holding Ltd.	170,500	129,270
		1,754,114

Denmark–1.29%

Danske Bank AS (a)	98,231	1,884,382

France–11.38%

BNP Paribas S.A.	34,106	2,123,131
Bouygues S.A.	80,564	2,289,453
Cie Generale des Etablissements Michelin	25,288	2,353,223
Sanofi	39,776	3,877,510
Total S.A. -ADR	59,444	3,227,215
Vallourec S.A.	51,730	2,812,928
		16,683,460

	Shares	Value

Germany–5.41%

Deutsche Lufthansa AG	76,686	$1,522,929
Muenchener Rueckversicherungs-Gesellschaft AG	6,770	1,244,270
Porsche Automobil Holding SE -Preference Shares	48,893	4,255,715
Salzgitter AG	19,567	911,884
		7,934,798

Hong Kong–4.78%

Cheung Kong (Holdings) Ltd.	117,000	1,918,972
First Pacific Co. Ltd.	92,000	118,390
Henderson Land Development Co. Ltd.	284,000	2,043,376
Standard Chartered PLC	110,149	2,930,531
		7,011,269

India–0.63%

Bank of Baroda	9,353	152,663
Canara Bank Ltd.	11,293	102,077
Grasim Industries Ltd.	3,388	191,339
Oil and Natural Gas Corp. Ltd.	35,851	228,813
Tata Motors Ltd.	44,788	249,016
		923,908

Indonesia–0.18%

PT Bank Rakyat Indonesia (Persero) Tbk	65,000	53,033
PT Telekomunikasi Indonesia Persero Tbk	108,000	107,671
PT United Tractors Tbk	47,500	96,424
		257,128

Italy–1.71%

Eni S.p.A -ADR	50,216	2,507,285

Japan–23.87%

Asahi Group Holdings, Ltd.	130,700	2,765,226
DeNA Co., Ltd.	97,800	3,092,473
East Japan Railway Co.	21,700	1,466,280
JSR Corp.	67,100	1,324,979
Komatsu Ltd.	56,400	1,501,574
Mitsubishi Corp.	100,800	2,124,890
Mitsubishi UFJ Financial Group, Inc.	563,600	3,210,536
Nippon Telegraph & Telephone Corp.	32,200	1,348,415
Nippon Yusen Kabushiki Kaisha	578,000	1,384,015
Nissan Motor Co., Ltd.	289,600	2,963,761
Nitto Denko Corp.	30,100	1,698,185
NSK Ltd.	190,000	1,344,085
NTT DoCoMo, Inc.	867	1,316,710
Seven & I Holdings Co., Ltd.	62,500	1,896,633
Shin-Etsu Chemical Co., Ltd.	25,500	1,558,550
Toyo Suisan Kaisha, Ltd.	63,000	1,748,240
Toyota Motor Corp.	46,500	2,219,249
Yamada Denki Co., Ltd.	52,740	2,029,792
		34,993,593

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

	Shares	Value

Mexico–0.18%

America Movil S.A.B. de C.V. -Series L	210,300	$265,315

Norway–3.25%

Statoil ASA	47,971	1,275,816
Yara International ASA	65,313	3,485,544
		4,761,360

Poland–0.16%

KGHM Polska Miedz S.A.	3,909	238,404

Russia–0.69%

Gazprom OAO -ADR	15,950	150,484
Magnitogorsk Iron & Steel Works -REGS -GDR(b)	27,066	122,889
Rosneft Oil Co. -REGS -GDR(b)	32,929	290,145
Sberbank of Russia -ADR	16,633	245,790
Sistema JSFC -REGS -GDR(b)	9,043	198,946
		1,008,254

South Africa–0.55%

Sasol Ltd.	5,394	233,497
Standard Bank Group Ltd.	11,156	145,487
Steinhoff International Holdings Ltd.	77,213	234,058
Tiger Brands Ltd.	5,871	193,265
		806,307

South Korea–1.40%

Dongbu Insurance Co., Ltd.	5,336	228,912
Hyundai Department Store Co., Ltd.	666	98,451
Hyundai Mipo Dockyard Co., Ltd.	1,708	183,573
Hyundai Mobis	1,315	344,276
KT&G Corp.	3,484	242,916
POSCO	568	186,013
Samsung Electronics Co., Ltd.	276	367,124
Shinhan Financial Group Co., Ltd.	5,967	224,463
SK Telecom Co., Ltd.	886	136,165
SK Telecom Co., Ltd. -ADR	2,489	42,188
		2,054,081

Spain–3.08%

Iberdrola S.A.	275,784	1,489,674
Repsol, S.A.	53,643	1,197,884
Telefonica S.A.	126,879	1,832,931
		4,520,489

Switzerland–9.16%

ABB Ltd.	98,497	2,106,496
Actelion Ltd. (a)	24,736	1,223,686
Credit Suisse Group AG (a)	78,439	2,318,691
Swisscom AG	9,016	3,997,754
Zurich Insurance Group AG	13,168	3,788,332
		13,434,959

Taiwan–0.46%

Hon Hai Precision Industry Co., Ltd.	65,000	185,652
Powertech Technology Inc.	73,000	109,410
TPK Holding Co. Ltd.	6,000	102,920

	Shares	Value

Taiwan–(continued)

Unimicron Technology Corp.	145,000	$144,755
Wistron Corp.	115,450	133,617
		676,354

Thailand–0.32%

Bangkok Bank PCL -NVDR	37,800	264,663
PTT PCL	17,300	201,660
		466,323

Turkey–0.12%

Asya Katilim Bankasi AS (a)	140,882	178,636

United Arab Emirates–0.14%

Dragon Oil PLC	23,375	210,573

United Kingdom–13.76%

AstraZeneca PLC	35,789	1,730,061
Barclays PLC	702,162	3,365,384
Eurasian Natural Resources Corp.	24,648	129,137
GlaxoSmithKline PLC	118,594	2,712,225
Imperial Tobacco Group PLC	106,458	3,956,032
National Grid PLC	210,003	2,303,143
Rio Tinto PLC	42,279	2,387,140
Royal Dutch Shell PLC -ADR	50,869	3,587,282
		20,170,404
Total Common Stocks & Other Equity Interests (Cost $134,246,246)		142,319,058

Money Market Funds–0.90%

Liquid Assets Portfolio –Institutional Class (c)	655,662	655,662
Premier Portfolio –Institutional Class (c)	655,662	655,662
Total Money Market Funds (Cost $1,311,324)		1,311,324
TOTAL INVESTMENTS–97.98% (Cost $135,557,570)		143,630,382
OTHER ASSETS LESS LIABILITIES–2.02%		2,963,248
NET ASSETS–100.00%		$146,593,630

Investment Abbreviations:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2013 was $611,980, which represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco International Core Equity Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

Invesco International Core Equity Fund

E.	Foreign Currency Translations – (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2013, there were transfers from Level 1 to Level 2 of $15,215,085 and from Level 2 to Level 1 of $34,739,575, due to foreign fair value adjustments.

Invesco International Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$2,436,082	$11,237,069	$--	$13,673,151
Brazil	1,220,910	--	--	1,220,910
Canada	4,683,601	--	--	4,683,601
China	737,369	1,016,745	--	1,754,114
Denmark	1,884,382	--	--	1,884,382
France	8,393,366	8,290,094	--	16,683,460
Germany	7,934,798	--	--	7,934,798
Hong Kong	7,011,269	--	--	7,011,269
India	522,229	401,679	--	923,908
Indonesia	53,033	204,095	--	257,128
Italy	2,507,285	--	--	2,507,285
Japan	30,331,734	4,661,859	--	34,993,593
Mexico	265,315	--	--	265,315
Norway	3,485,544	1,275,816	--	4,761,360
Poland	--	238,404	--	238,404
Russia	198,946	809,308	--	1,008,254
South Africa	572,249	234,058	--	806,307
South Korea	1,819,465	234,616	--	2,054,081
Spain	1,197,884	3,322,605	--	4,520,489
Switzerland	10,104,777	3,330,182	--	13,434,959
Taiwan	464,024	212,330	--	676,354
Thailand	264,663	201,660	--	466,323
Turkey	178,636	--	--	178,636
United Arab Emirates	210,573	--	--	210,573
United Kingdom	8,277,565	11,892,839	--	20,170,404
United States	1,311,324	--	--	1,311,324
Total Investments	$96,067,023	$47,563,359	$--	$143,630,382

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $12,611,506 and $179,149,154, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$18,707,382
Aggregate unrealized (depreciation) of investment securities	(13,494,000)
Net unrealized appreciation of investment securities	$5,213,382
Cost of investments for tax purposes is $138,417,000.

Invesco International Core Equity Fund

Invesco International Growth Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	IGR-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.21%

Australia–5.09%

BHP Billiton Ltd.	1,543,572	$60,790,214
Brambles Ltd.	12,931,577	109,613,012
CSL Ltd.	1,089,444	62,433,763
WorleyParsons Ltd.	2,607,066	68,611,232
		301,448,221

Belgium–1.98%

Anheuser-Busch InBev N.V.	1,324,077	117,075,575

Brazil–1.75%

Banco Bradesco S.A. -ADR	5,643,165	103,721,373

Canada–8.54%

Agrium Inc.	537,136	60,941,480
Canadian National Railway Co.	525,973	50,487,712
Canadian Natural Resources Ltd.	1,355,049	40,924,572
Cenovus Energy Inc.	1,566,398	52,003,848
CGI Group Inc. -Class A (a)	2,267,747	60,849,203
Fairfax Financial Holdings Ltd.	156,180	56,063,812
Potash Corp. of Saskatchewan Inc.	1,600,146	67,981,737
Suncor Energy, Inc.	3,417,025	116,150,755
		505,403,119

China–4.84%

Baidu, Inc. -ADR(a)	1,129,192	122,291,494
China Mobile Ltd.	4,582,966	50,135,712
CNOOC Ltd.	20,769,093	42,709,332
Industrial & Commercial Bank of China Ltd. -Class H	94,221,461	70,950,993
		286,087,531

Denmark–1.06%

Novo Nordisk A.S. -Class B	339,117	62,497,059

France–4.13%

Eutelsat Communications S.A.	1,112,406	38,231,669
L’Oreal S.A.	284,362	42,243,186
Publicis Groupe S.A.	1,438,828	94,006,273
Schneider Electric S.A.	918,939	70,003,110
		244,484,238

Germany–7.37%

Adidas AG	1,025,646	95,332,006
Deutsche Boerse AG	743,249	48,903,588
Fresenius Medical Care AG & Co. KGaA	816,627	57,585,063
SAP AG	1,743,494	142,854,377
Volkswagen AG -Preference Shares	369,446	91,379,322
		436,054,356

	Shares	Value

Hong Kong–2.35%

Galaxy Entertainment Group Ltd. (a)	15,972,090	$71,978,821
Hutchison Whampoa Ltd.	6,014,590	67,238,950
		139,217,771

Ireland–0.59%

Shire PLC	1,039,566	34,838,123

Israel–1.69%

Teva Pharmaceutical Industries Ltd. -ADR	2,630,825	99,945,042

Japan–4.60%

Denso Corp.	1,146,747	42,880,765
Fanuc Corp.	293,112	45,668,555
Keyence Corp.	291,127	80,755,434
Komatsu Ltd.	1,186,628	31,592,381
Toyota Motor Corp.	1,494,630	71,332,385
		272,229,520

Mexico–3.59%

America Movil S.A.B. de C.V. -ADR	2,783,879	70,042,396
Fomento Economico Mexicano, S.A.B. de C.V. -ADR	403,609	43,545,375
Grupo Televisa S.A.B. -ADR	3,522,744	98,672,059
		212,259,830

Netherlands–1.26%

Unilever N.V.	1,844,833	74,651,942

Russia–0.48%

Gazprom OAO -ADR	3,029,628	28,583,788

Singapore–2.19%

Keppel Corp. Ltd.	8,467,313	78,807,402
United Overseas Bank Ltd.	3,330,166	50,722,066
		129,529,468

South Korea–2.56%

Hyundai Mobis	336,387	88,068,322
NHN Corp.	287,898	63,620,322
		151,688,644

Spain–1.08%

Amadeus IT Holding S.A. -Class A	2,557,244	63,949,767

Sweden–4.72%

Investment AB Kinnevik -Class B	1,726,124	39,827,527
Investor AB -Class B	2,535,897	72,040,489
Swedbank AB -Class A	2,907,268	68,432,336
Telefonaktiebolaget LM Ericsson -Class B	4,127,887	47,980,994
Volvo AB -Class B	3,451,732	51,092,127
		279,373,473

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

	Shares	Value

Switzerland–8.26%

ABB Ltd.	3,003,047	$64,224,337
Julius Baer Group Ltd.	1,601,124	65,540,515
Nestle S.A.	1,287,186	90,385,918
Novartis AG	952,185	64,804,663
Roche Holding AG	486,059	107,323,074
Syngenta AG	224,417	96,737,406
		489,015,913

Taiwan–1.07%

Taiwan Semiconductor Manufacturing Co. Ltd.	18,472,887	63,359,007

Turkey–1.03%

Akbank T.A.S.	12,041,197	60,935,153

United Kingdom–18.81%

BG Group PLC	4,819,373	85,607,486
British American Tobacco PLC	2,182,018	113,481,555
British Sky Broadcasting Group PLC	4,752,360	61,544,623
Centrica PLC	9,352,319	51,944,388
Compass Group PLC	11,236,658	136,155,034
Imperial Tobacco Group PLC	2,888,385	107,333,820
Informa PLC	6,725,199	51,090,933
Kingfisher PLC	13,957,835	59,703,830
Next PLC	935,240	60,144,864
Pearson PLC	2,121,715	40,178,578
Reed Elsevier PLC	13,231,933	144,172,760
Royal Dutch Shell PLC -Class B	1,877,447	68,339,983
Smith & Nephew PLC	5,469,606	62,985,518
WPP PLC	4,460,311	70,038,939
		1,112,722,311

United States–1.17%

Avago Technologies Ltd.	1,928,381	68,978,188
Total Common Stocks & Other Equity Interests (Cost $3,865,037,253)		5,338,049,412

Money Market Funds–9.11%

Liquid Assets Portfolio –Institutional Class (b)	269,455,823	269,455,823
Premier Portfolio –Institutional Class (b)	269,455,823	269,455,823
Total Money Market Funds (Cost $538,911,646)		538,911,646
TOTAL INVESTMENTS–99.32% (Cost $4,403,948,899)		5,876,961,058
OTHER ASSETS LESS LIABILITIES–0.68%		40,349,801
NET ASSETS–100.00%		$5,917,310,859

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco International Growth Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

Invesco International Growth Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2013, there were transfers from Level 1 to Level 2 of $245,547,377 and from Level 2 to Level 1 of $1,585,764,626, due to foreign fair value adjustments.

Invesco International Growth Fund

NOTE 2 -- Additional Valuation Information – (continued)

	Level 1	Level 2	Level 3	Total
Australia	$131,044,995	$170,403,226	$--	$301,448,221
Belgium	--	117,075,575	--	117,075,575
Brazil	103,721,373	--	--	103,721,373
Canada	505,403,119	--	--	505,403,119
China	193,242,487	92,845,044	--	286,087,531
Denmark	--	62,497,059	--	62,497,059
France	150,477,965	94,006,273	--	244,484,238
Germany	436,054,356	--	--	436,054,356
Hong Kong	139,217,771	--	--	139,217,771
Ireland	34,838,123	--	--	34,838,123
Israel	99,945,042	--	--	99,945,042
Japan	272,229,520	--	--	272,229,520
Mexico	212,259,830	--	--	212,259,830
Netherlands	74,651,942	--	--	74,651,942
Russia	--	28,583,788	--	28,583,788
Singapore	50,722,066	78,807,402	--	129,529,468
South Korea	88,068,322	63,620,322	--	151,688,644
Spain	--	63,949,767	--	63,949,767
Sweden	123,132,616	156,240,857	--	279,373,473
Switzerland	155,926,433	333,089,480	--	489,015,913
Taiwan	--	63,359,007	--	63,359,007
Turkey	60,935,153	--	--	60,935,153
United Kingdom	568,853,009	543,869,302	--	1,112,722,311
United States	607,889,834	--	--	607,889,834
Total Investments	$4,008,613,956	$1,868,347,102	$--	$5,876,961,058

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $242,503,615 and $265,555,938, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,475,326,134
Aggregate unrealized (depreciation) of investment securities	(10,166,084)
Net unrealized appreciation of investment securities	$1,465,160,050
Cost of investments for tax purposes is $4,411,801,008.

Invesco International Growth Fund

Invesco Select Opportunities Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	SOPP-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments (a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks–65.30%

Advertising–4.35%

Ipsos (France)	3,873	$154,115

Aerospace & Defense–1.16%

Cubic Corp.	876	41,172

Commodity Chemicals–2.50%

Kendrion N.V. (Netherlands)	3,515	88,683

Communications Equipment–3.61%

Aastra Technologies Ltd. (Canada)	7,086	127,893

Computer Storage & Peripherals–0.92%

Synaptics Inc. (b)	930	32,624

Data Processing & Outsourced Services–8.38%

Alliance Data Systems Corp. (b)	1,200	189,120

Lender Processing Services, Inc.	4,486	107,843

		296,963

Education Services–2.39%

American Public Education Inc. (b)	2,203	84,882

Electronic Equipment & Instruments–3.04%

Hollysys Automation Technologies Ltd. (China)(b)	8,177	107,773

Health Care Distributors–5.01%

United Drug PLC (Ireland)	40,677	177,413

Health Care Supplies–2.57%

Alere, Inc. (b)	4,280	90,993

Industrial Conglomerates–3.40%

DCC PLC (Ireland)	3,681	120,462

Industrial Machinery–2.92%

Aalberts Industries N.V. (Netherlands)	4,600	103,492

Insurance Brokers–2.17%

Charles Taylor PLC (United Kingdom)	28,129	76,957

Leisure Products–1.20%

MEGA Brands Inc. (Canada)(b)	3,944	42,434

Life Sciences Tools & Services–2.14%

Biotage AB (Sweden)	56,148	75,956

	Shares	Value

Oil & Gas Equipment & Services–4.88%

ION Geophysical Corp. (b)	14,679	$99,817

Prosafe S.E. (Norway)	7,691	73,096
		172,913

Property & Casualty Insurance–2.44%

Euler Hermes S.A. (France)	972	86,691

Restaurants–2.54%

Fairwood Holdings Ltd. (Hong Kong)	42,000	89,899

Semiconductors–5.02%

International Rectifier Corp. (b)	9,123	177,807

Systems Software–3.21%

Rovi Corp. (b)	6,579	113,751

Trading Companies & Distributors–1.45%

Grafton Group PLC (Ireland) (c)	8,800	51,325
Total Common Stocks (Cost $1,933,205)		2,314,198

Money Market Funds–34.48%

Liquid Assets Portfolio –Institutional Class (d)	610,894	610,894
Premier Portfolio –Institutional Class (d)	610,895	610,895
Total Money Market Funds (Cost $1,221,789)		1,221,789
TOTAL INVESTMENTS–99.78% (Cost $3,154,994)		3,535,987
OTHER ASSETS LESS LIABILITIES–0.22%		7,666
NET ASSETS–100.00%		$3,543,653

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Each unit is comprised of one ordinary share of Euro 0.05, seventeen Class A shares and one Class C share.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Select Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Select Opportunities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Select Opportunities Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

–  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

–  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2013, there were transfers from Level 1 to Level 2 of $205,440 and from Level 2 to Level 1 of $120,462, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Canada	170,327	--	--	170,327
China	107,773	--	--	107,773
France	--	240,806	--	240,806
Hong Kong	89,899	--	--	89,899
Ireland	297,875	51,325	--	349,200
Netherlands	88,683	103,492	--	192,175
Norway	--	73,096	--	73,096
Sweden	75,956	--	--	75,956
United Kingdom	76,957	--	--	76,957
United States	2,159,798	--	--	2,159,798
	$3,067,268	$468,719	$--	$3,535,987

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $480,528 and $104,534, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$385,808
Aggregate unrealized (depreciation) of investment securities	(4,815)
Net unrealized appreciation of investment securities	$380,993
Cost of investments is the same for tax and financial reporting purposes.

Invesco Select Opportunities Fund

Item 2.   Controls and Procedures.

(a)	As of February 12, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	April 1, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule

30a-2(a) under the Investment Company Act of 1940, as amended.